EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

12.EQUITY

Ordinary shares

The Company’s authorized share capital is 5,000,000 ordinary shares, par value $0.01 per share. On December 4, 2018, the Company issued 100 ordinary shares, which issuance was considered as being part of the reorganization of the Company and was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On May 13, 2019, the Company issued two ordinary shares, par value $0.01 per share, to Etone Investment, in exchange of capital contribution of $1,797,731  (HK$14,000,000).

On July 6, 2020, the Company’s shareholders and Board of Directors approved: (i) an increase of the authorized ordinary shares from 5,000,000 shares of a nominal or par value of US$0.01 to 100,000,000 shares of a nominal or par value of US$0.0005, (ii) a 20-for-1 stock split to sub-divide the original 102 shares of issued ordinary shares in the capital of the Company into 2,040 shares of ordinary shares, and (iii) the issuance of an aggregated 20,397,960 shares of ordinary shares, at par value of$0.0005, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 20,397,960 ordinary shares. All the existing shareholders and directors of the Company consider this stock issuance was part of the Company’s reorganization to result in 20,400,000 ordinary shares issued and outstanding prior to completion of this offering and similar to stock split. The Company believes it is appropriate to reflect stock split on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 100,000,000 authorized shares, par value of US$0.0005, of which 20,400,000 and 20,400,000 were issued and outstanding as of December 31, 2020 and 2019 respectively.

Cash dividends

On December 31, 2018, the Company’s Board of Directors approved a resolution to declare cash dividends of $7,269,978 (RMB 50,000,000) to its shareholders. During the year ended December 31, 2019, the Company paid dividends of $4,052,802 (RMB 28,000,000). As of December 31, 2020 and 2019, the Company had dividends payable of $3,371,648 (RMB 22,000,000) and $3,157,290 (RMB 22,000,000), respectively. The Company does not intend to pay dividends payable out of the proceeds from its initial public offering. The Company plans to pay the remaining balance of dividend payable out of the retained earnings balance before December 31, 2021.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Beijing Baosheng and its subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Beijing Baosheng and its subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of December 31, 2020 and 2019, the Company’s PRC profit generating subsidiaries accrued statutory reserve funds of $898,133 and $680,874, respectively.

As of December 31, 2020 and 2019, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries that are included in the Company’s consolidated net assets, of $4,722,998 and $4,505,738, respectively.